SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue from external customers	$ 58,425	$ 62,741	$ 62,693
Cost of revenue	47,204	50,439	50,697
Gross profit	11,221	12,302	11,996
Selling and distribution	1,167	1,687	1,448
General and administrative	10,105	9,366	7,693
(Loss) profit from operations	(51)	1,249	2,855
Engineering Services	(1,002)	(748)	(710)
Other expense	1,002	748	710
Segment (loss) profit	(1,053)	501	2,145
Segment assets	41,418	45,775	44,161
On Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	24,511	25,837	26,900
Cost of revenue	18,867	20,247	21,349
Gross profit	5,644	5,589	5,551
Selling and distribution	581	662	593
General and administrative	4,391	4,526	3,840
(Loss) profit from operations	672	774	1,118
Engineering Services	251	46	258
Other expense	(251)	(46)	(258)
Segment (loss) profit	421	728	860
Segment assets	14,942	14,847	15,254
Off Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	29,330	31,315	32,621
Cost of revenue	24,446	26,436	26,731
Gross profit	4,884	4,879	5,890
Selling and distribution	501	970	830
General and administrative	4,176	3,983	3,118
(Loss) profit from operations	207	(447)	1,942
Engineering Services	669	622	362
Other expense	(669)	(622)	(362)
Segment (loss) profit	(462)	(1,069)	1,580
Segment assets	19,470	25,380	23,778
Engineering Services [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,584	5,589	3,172
Cost of revenue	3,891	3,756	2,617
Gross profit	693	1,834	555
Selling and distribution	85	55	25
General and administrative	1,538	857	735
(Loss) profit from operations	(930)	922	(205)
Engineering Services	82	80	90
Other expense	(82)	(80)	(90)
Segment (loss) profit	(1,012)	842	(295)
Segment assets	$ 7,006	$ 5,548	$ 5,129